Cover Page	12 Months Ended
Dec. 29, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	HELIUS MEDICAL TECHNOLOGIES, INC.
Entity Central Index Key	0001610853
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true